Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2022
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

1)	Transactions with related parties

During the six months ended June 30, 2022, the Company received service fees of $655,227 from Zhongtan Future, and $291,212 from ZhongXin. The Company holds 10% shares of Zhongtan Future and holds 22% shares of ZhongXin. Mr. Zhiyong Tang returned $4,616 to the Company to reconcile his advanced payment.

The Company’s subsidiary, Zhejiang Jingyuxin entered into a two-year leasing agreement with Mr. Jialin Zhu, who is a director of Lixin Cayman, to rent an office space at 13 Floor, CCBC Buildings, 666 Shimin Avenue, Shangyu District, Shaoxing city and paid rental expenses of $32,845 for the rental of six months.

There was no related party transaction during the six months ended June 30, 2021.

2)	Balances with related parties

As of June 30, 2022, the balance of due from related parties of $1,325 was for the advance to Mr. Zhiyong Tang.

As of June 30, 2022, the balance of due to related parties of $123,785 is due to the shareholder, Yuan Shen, who advanced funds from time to time to support the Company’s holding companies’ operations. The balance is interest free and due on demand.  The Company’s accounts receivables include the balance due form Zhongtan Future and ZhongXin of $223,944 and $149,296, respectively.

As of December 31, 2021, the balance of due from related parties of $5,941 was for the advance to Mr. Zhiyong Tang.

As of December 31, 2021, the balance of due to related parties of $123,117 consisted of an advanced fund of $119,210 provided by Ms. Yuan Shen, and a payable of $3,907 to Furuikang.